Eaton Vance
Ohio Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 104.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Ohio Water Development Authority:
5.00%, 12/1/38	$1,000	$ 1,066,974
Green Bonds, 5.00%, 12/1/38	1,000	1,124,459
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.45%, 12/1/54(1)	1,500	1,500,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,235	1,372,672
		$ 5,064,105
Education — 15.7%
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	$820	$ 878,324
5.00%, 12/1/44	1,250	1,265,533
Kent University, OH, 5.00%, 5/1/36	670	768,270
Miami University, OH, 4.00%, 9/1/45	2,000	1,924,818
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,009,215
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/48	2,250	2,342,445
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,256,624
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,038,520
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/38	1,200	1,302,670
5.00%, 2/1/42	500	536,733
Ohio State University:
5.00%, 12/1/29	1,060	1,160,184
5.00%, 6/1/35(2)	2,000	2,350,915
5.25%, 12/1/46	2,000	2,133,201
Green Bonds, 4.00%, 12/1/43	1,305	1,300,804
Ohio University, 5.25%, 12/1/54	3,000	3,162,096
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/34	435	446,018
4.00%, 4/1/35	350	357,133
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,016,536
5.25%, 6/1/54	4,000	4,185,063
		$ 30,435,102
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 5.3%
American Municipal Power, Inc., OH, (Combined Hydroelectric):
5.00%, 2/15/40	$650	$ 718,419
5.00%, 2/15/41	720	786,183
5.00%, 2/15/48	1,300	1,347,748
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility):
5.00%, 2/15/42	2,425	2,622,454
5.00%, 2/15/46	1,000	1,002,908
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
5.00%, 2/15/45	2,000	2,120,313
Green Bonds, 4.00%, 2/15/34	1,705	1,707,658
		$ 10,305,683
Escrowed/Prerefunded — 0.2%
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), Prerefunded to 11/15/30, 4.00%, 11/15/37	$390	$ 416,431
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	20,547
		$ 436,978
General Obligations — 19.8%
Avon Lake City School District, OH:
5.00%, 12/1/36	$450	$ 519,015
5.00%, 12/1/52	1,000	1,042,932
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	545	546,149
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,108,650
Cleveland, OH, 5.00%, 12/1/51	2,000	2,067,806
Columbus, OH, 5.00%, 4/1/39	2,700	2,979,579
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,359,517
Dublin School District, OH, 4.00%, 12/1/48	770	735,792
Euclid City School District, OH, 5.00%, 1/15/42	1,000	1,085,216
Hamilton County, OH, 5.00%, 12/1/46	1,150	1,226,798
Hilliard School District, OH:
5.00%, 12/1/36	250	290,557
5.00%, 12/1/37	425	489,643
Huber Heights City School District, OH, 5.00%, 12/1/34	1,000	1,172,583
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,177,082
Milford Exempted Village School District, OH, 5.00%, 12/1/34	150	170,371
North Canton City School District, OH, 5.00%, 10/1/49	560	576,946
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,576,720

Eaton Vance
Ohio Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Ridgeville City School District, OH:
4.375%, 12/1/50	$2,750	$ 2,668,899
5.00%, 12/1/47	1,300	1,323,253
North Royalton City School District, OH:
5.00%, 12/1/44	650	699,654
5.00%, 12/1/45	900	961,381
Norwalk City School District, OH:
5.00%, 11/1/37	225	249,645
5.00%, 11/1/39	395	433,525
5.00%, 11/1/47	1,440	1,503,942
Olmsted Falls City School District, OH, 5.00%, 12/1/35	180	210,322
Puerto Rico, 5.625%, 7/1/27	1,000	1,021,519
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,118,918
Summit County, OH, 5.00%, 12/1/43	1,000	1,062,864
Sylvania City School District, OH, 5.00%, 11/1/35	750	866,171
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,044,679
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,191,699
		$ 38,481,827
Hospital — 13.3%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,226,699
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	970,598
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	5,150	4,543,742
Butler County, OH, (UC Health), 5.00%, 11/15/28	590	607,264
Franklin County, OH, (Nationwide Children's Hospital), 5.25%, 11/1/55	1,500	1,577,909
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,202,272
Franklin County, OH, (Trinity Health Credit Group):
4.00%, 12/1/44	2,445	2,311,596
5.00%, 12/1/46	3,000	3,019,602
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,126,044
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,032,190
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,941
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,599,628
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,075,463
4.00%, 1/1/43	1,940	1,881,610
4.00%, 1/1/46	1,890	1,758,348
Prerefunded to 1/1/28, 4.00%, 1/1/43	225	231,152
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System): (continued)
Prerefunded to 1/1/29, 4.00%, 1/1/46	$110	$ 114,519
		$ 25,739,577
Housing — 3.6%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$990	$ 1,002,326
Ohio Housing Finance Agency:
3.00%, 9/1/39	375	340,186
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,875	2,892,985
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	875	895,283
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	850	897,569
Port of Greater Cincinnati Development Authority, OH, (Senior Chateau), Sustainability Bonds, (FNMA), 4.55%, 12/1/41	1,000	1,018,306
		$ 7,046,655
Industrial Development Revenue — 2.2%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,632,260
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	1,006,281
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(4)	1,700	1,701,946
		$ 4,340,487
Insured - Electric Utilities — 6.7%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,540	$ 2,391,749
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,988,589
(NPFG), 0.00%, 2/15/27	2,500	2,411,849
(NPFG), 0.00%, 2/15/28	4,750	4,437,761
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	780,390
		$ 13,010,338
Insured - General Obligations — 14.6%
Cincinnati City School District, OH, (AG), 5.25%, 12/1/29(3)	$7,500	$ 8,263,650
Green Local School District, OH, (AG), 4.625%, 11/1/47	1,020	1,026,964
Kettering City School District, OH, (AG), 5.25%, 12/1/31	4,505	4,788,008
Mason City School District, OH, (AG), 5.25%, 12/1/31	3,525	3,900,699

Eaton Vance
Ohio Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Springboro Community City School District, OH, (AG), 5.25%, 12/1/30	$5,000	$ 5,504,390
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,740,666
		$ 28,224,377
Insured - Hospital — 1.6%
Fayette County, OH, (AG), 5.25%, 12/1/54	$1,500	$ 1,553,277
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AG), 4.00%, 11/15/45	1,725	1,626,759
		$ 3,180,036
Insured - Special Tax Revenue — 0.4%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	$870	$ 826,082
		$ 826,082
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AG), (AMT), 5.00%, 1/1/43	$1,000	$ 1,010,856
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/35	1,500	1,502,160
		$ 2,513,016
Insured - Water and Sewer — 1.9%
Newark, OH, Water System Revenue, (AG), 5.00%, 12/1/39	$3,680	$ 3,709,957
		$ 3,709,957
Other Revenue — 3.7%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$2,625	$ 2,603,941
5.00%, 6/1/55	1,245	1,009,365
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,657,715
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	830	830,261
		$ 7,101,282
Senior Living/Life Care — 2.3%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 936,156
5.25%, 7/1/41	1,500	1,561,229
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,312
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Hamilton County, OH, (Life Enriching Communities):
5.50%, 1/1/38	$350	$ 381,853
5.50%, 1/1/39	575	624,691
5.50%, 1/1/40	400	432,071
5.50%, 1/1/43	500	519,674
		$ 4,460,986
Special Tax Revenue — 3.6%
American Samoa Economic Development Authority:
5.00%, 9/1/32(4)	$340	$ 359,471
5.00%, 9/1/33(4)	250	265,288
5.00%, 9/1/38(4)	200	204,505
JobsOhio Beverage System, OH:
5.00%, 1/1/37	2,000	2,328,656
5.00%, 1/1/43	1,500	1,627,084
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,203,624
		$ 6,988,628
Transportation — 2.5%
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), 5.25%, 1/1/50	$2,500	$ 2,644,047
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,875,873
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/33	350	387,318
		$ 4,907,238
Water and Sewer — 3.4%
Cleveland, OH, Department of Public Utilities, Division of Water, 5.00%, 1/1/49	$1,075	$ 1,136,138
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/49	750	781,706
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,604,780

Eaton Vance
Ohio Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Northeast Ohio Regional Sewer District, 5.00%, 11/15/45	$1,000	$ 1,070,136
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,926,912
		$ 6,519,672
Total Tax-Exempt Municipal Obligations (identified cost $202,274,215)		$203,292,026
Total Investments — 104.7% (identified cost $202,274,215)		$203,292,026
Other Assets, Less Liabilities — (4.7)%		$ (9,184,151)
Net Assets — 100.0%		$194,107,875
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(2)	When-issued security.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $2,531,210 or 1.3% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 16.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$203,292,026	$ —	$203,292,026
Total Investments	$ —	$203,292,026	$ —	$203,292,026
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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